UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  December 31, 2003
Check here if Amendment [   ];  Amendment Number:
This Amendment (check only one):		[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
	Newell Associates
	525 University Avenue
	Suite 620
	Palo Alto, CA 94301

13F File Number: 801-86949

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Jennifer C. Newell, CFA
President
(650) 327-2332
Palo Alto, California
December 31, 2003

Report Type:
[ x ]     13F HOLDINGS REPORT
[   ]     13F  NOTICE
[   ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total:      0
Form 13F Information Table Value Total: $0.00
List of Other Included Managers:	0

NEWELL ASSOCIATES
FORM 13F
31-Dec-03

								Voting Authority
								--------------------------
			Value	Shares/	Sh/	Put/	Invstmt	Other
Name of Issuer	Title of class	CUSIP	(x$1000)	Prn Amt	Prn	Call	Dscretn	Managers	Sole	Shared	None
------------------------------	----------------	---------	--------	--------	---	----	-------	------------	--------	--------	--------
REPORT SUMMARY 	0	DATA RECORDS	0		0	OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED